Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detailed information on intangible assets
Research and development expense	€ 168,028	€ 114,074	€ 110,997
Depreciation and amortisation expense	1,553,408	724,847	735,479
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense	€ 3,052	€ 341	€ 432